Significant Accounting Policies - Assets and Liabilities Reported at Fair Value on a Recurring Basis (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Significant Other Observable Inputs (Level 2)
Fair Value Measurements (Textual)
Cost basis of the investment funds	$ 53,719
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Deferred compensation plan assets	27,019
Liabilities:
Deferred compensation plan liabilities	62,599
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Deferred compensation plan assets	25,441
Fair Value, Measurements, Recurring | Fair Value
Assets:
Deferred compensation plan assets	52,460
Liabilities:
Deferred compensation plan liabilities	$ 62,599